COMMITMENTS AND CONTINGENT LIABILITIES - Other (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Acquisition of property, plant and equipment	$ 192
Acquisition of intangible assets	2
Our share of commitments related to associates and joint ventures	320
Total other commitments	$ 514